Note 49 - Investment Funds - Investment Held in Custody by the Entity (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Investment Funds Abstract
Investment Held in Custody by the Entity	$ 17,026,024,000	$ 31,533,051,000	$ 16,665,210,000